Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)			$ 0
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Assets	76,209,473		119,284,106
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Assets	0		0
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Assets	76,209,473		119,284,106
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Assets
BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	63,045,391		101,259,072
BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	63,045,391		101,259,072
BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	5,021,111		9,193,011
PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	5,021,111		9,193,011
PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	8,142,971		8,832,023
MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	8,142,971		8,832,023
MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	1,833		35,474
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Forwards	105,849		38,838
Options Purchased			1,534
Total Assets	17,136,283		40,372
Liabilities [Abstract]
Forwards	64,477		162,699
Total Liabilities	64,477		162,699
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	1,833		35,474
Net fair value	17,073,639	[1]	(86,853)	[1]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Forwards	0		0
Options Purchased			0
Total Assets	0		0
Liabilities [Abstract]
Forwards	0		0
Total Liabilities	0		0
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	0	[1]	0	[1]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Forwards	105,849		38,838
Options Purchased			1,534
Total Assets	17,136,283		40,372
Liabilities [Abstract]
Forwards	64,477		162,699
Total Liabilities	64,477		162,699
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	17,071,806	[1]	(122,327)	[1]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Forwards
Options Purchased
Total Assets
Liabilities [Abstract]
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1]		[1]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	10,109,603
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]

Assets [Abstract]
Investment	10,109,603
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]

Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	6,920,831
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]

Assets [Abstract]
Investment	6,920,831
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]

Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	876,453		894,862
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	270,741		472,189
Forwards	70,236		20,656
Options Purchased			814
Total Assets	340,977		493,659
Liabilities [Abstract]
Futures	195,393		137,777
Forwards	40,258		29,153
Options Written	22,859
Total Liabilities	258,510		166,930
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	876,453		894,862
Net fair value	958,920	[2]	1,221,591	[2]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Futures	270,741		472,189
Forwards	0		0
Options Purchased			0
Total Assets	270,741		472,189
Liabilities [Abstract]
Futures	195,393		137,777
Forwards	0		0
Options Written	22,859
Total Liabilities	218,252		137,777
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	52,489	[2]	334,412	[2]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	70,236		20,656
Options Purchased			814
Total Assets	70,236		21,470
Liabilities [Abstract]
Futures	0		0
Forwards	40,258		29,153
Options Written	0
Total Liabilities	40,258		29,153
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	29,978	[2]	(7,683)	[2]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Options Purchased
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2]		[2]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(1,203,865)		(1,303,588)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	7,876,474		11,006,486
Forwards	619,732		729,350
Total Assets	8,496,206		11,735,836
Liabilities [Abstract]
Futures	4,169,335		3,707,388
Forwards	571,652		322,961
Total Liabilities	4,740,987		4,030,349
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(1,203,865)		(1,303,588)
Net fair value	2,551,354	[3]	6,401,899	[3]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	7,876,474		11,006,486
Forwards	0		0
Total Assets	7,876,474		11,006,486
Liabilities [Abstract]
Futures	4,169,335		3,707,388
Forwards	0		0
Total Liabilities	4,169,335		3,707,388
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	3,707,139	[3]	7,299,098	[3]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	619,732		729,350
Total Assets	619,732		729,350
Liabilities [Abstract]
Futures	0		0
Forwards	571,652		322,961
Total Liabilities	571,652		322,961
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	48,080	[3]	406,389	[3]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[3]		[3]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(3,483,151)		2,893,771
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	4,081,355		8,141,255
Forwards	1,275,053		737,671
Options Purchased			1,507
Total Assets	49,042,093		52,680,757
Liabilities [Abstract]
Futures	2,249,281		2,838,249
Forwards	665,520		168,277
Options Written			3,460
Total Liabilities	2,914,801		3,009,986
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(3,483,151)		2,893,771
Net fair value	42,644,141	[4]	52,564,542	[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	4,081,355		8,141,255
Forwards	0		0
Options Purchased			1,507
Total Assets	4,081,355		8,142,762
Liabilities [Abstract]
Futures	2,249,281		2,838,249
Forwards	0		0
Options Written			3,460
Total Liabilities	2,249,281		2,841,709
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	1,832,074	[4]	5,301,053	[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	1,275,053		737,671
Options Purchased			0
Total Assets	44,960,738		44,537,995
Liabilities [Abstract]
Futures	0		0
Forwards	665,520		168,277
Options Written			0
Total Liabilities	665,520		168,277
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	44,295,218	[4]	44,369,718	[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Options Purchased
Total Assets
Liabilities [Abstract]
Futures
Forwards
Options Written
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[4]		[4]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	43,685,685		43,800,324
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]

Assets [Abstract]
Investment	43,685,685		43,800,324
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment

[1]	This amount comprises of the "Net unrealized gain (loss) on open contracts", "Investments" and "Options purchased" on the Statements of Financial Condition.
[2]	This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.
[3]	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.
[4]	This amount comprises of the "Total net unrealized gain on open contracts", "Investment in Blackwater Master Fund"and "Options purchased" and "Options written" on the Statements of Financial Condition.